STOCKHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended				3 Months Ended	6 Months Ended
	Jan. 19, 2022 $ / shares shares	Jul. 31, 2022 shares	Mar. 31, 2022 shares	Feb. 28, 2022 shares	Jul. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 08, 2022 shares	Jan. 18, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						10,000,000,000	10,000,000,000			10,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001					$ 0.0001	$ 0.0001			$ 0.0001
Voting rights per share | Vote						1	1
Warrants outstanding (in shares)						14,900,000	14,900,000
Exercise price of warrants (in dollars per share) | $ / shares						$ 11.5	$ 11.5
Common stock, exchange ratio	1.6001528688
Convertible debt, conversion price (in dollars per share) | $ / shares	$ 8
SPAC vesting shares (in shares)									1,700,000
Issuances of common stock- vendor settlement (in shares)			1,600,000
Number of consecutive days		30 days
Lockup period					180 days
Vendor liability, contractual amount | $					$ 21.3
Vendor liability, changes in fair value | $						$ 9.8	$ 9.4
Vendor liability, fair value | $						$ 18.1	$ 18.1
Share-based compensation, award vesting period							1 year
Number of common shares available for grant, outstanding (in shares)						82,700,000	82,700,000
Common shares purchased for award (in shares)						30,600,000	30,600,000
Weighted average price of shares purchased (in shares) | $ / shares						$ 9.02	$ 9.02
Options remaining contractual term							3 years 4 months 24 days
Option, unrecognized share-based compensation expense | $						$ 131.4	$ 131.4
Period for recognition							3 years
Convertible Notes
Class of Stock [Line Items]
Note payable face amount | $										$ 514.8
Paid-in-kind interest | $						23.0
Convertible debt, conversion price (in dollars per share) | $ / shares	$ 8
Conversion of Convertible Notes
Class of Stock [Line Items]
Debt conversion, converted amount | $						$ 1.6	$ 1.6
Debt conversion, converted instrument, shares issued (in shares)						200,000	200,000
Conversion of XPDI's Common Stock to New Core Common Stock
Class of Stock [Line Items]
Recapitalization transaction, conversion ratio									1
Common Stock
Class of Stock [Line Items]
Issuances of common stock- Merger with XPDI (in shares)	30,800,000
XPDI
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001
Stock options
Class of Stock [Line Items]
Period for recognition							3 years 4 months 24 days
Restricted Stock Units and Restricted Awards
Class of Stock [Line Items]
Nonvested RSAs and RSUs (in shares)						52,100,000	52,100,000
RSUs and RSAs, unrecognized share-based compensation expense | $						$ 136.8	$ 136.8
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units granted in period (in shares)						2,100,000	14,000,000
Restricted stock units granted (in dollars per share) | $ / shares						$ 5.45	$ 2.78
2018 Omnibus Incentive Plan
Class of Stock [Line Items]
Share-based compensation, award vesting period							1 year
2018 Omnibus Incentive Plan | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Number of common shares to be net settled (in shares)								42,000,000
Number of shares to be forfeited and cancelled (in shares)								15,000,000
2018 Omnibus Incentive Plan | Maximum
Class of Stock [Line Items]
Share-based compensation, award expiration period							10 years
2021 Equity Incentive Plan
Class of Stock [Line Items]
Share-based compensation, number of shares authorized (in shares)		45,000,000
Number of common shares available for grant (in shares)						43,000,000	43,000,000
2021 Equity Incentive Plan | Stock options
Class of Stock [Line Items]
Share-based compensation, award expiration period							10 years
Stockholder Loan Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)											200,000
Exercise price of warrants (in dollars per share) | $ / shares											$ 4.21
Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)						8,600,000	8,600,000
Public Warrants | XPDI
Class of Stock [Line Items]
Warrants outstanding (in shares)									8,600,000
Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)						6,300,000	6,300,000
Private Placement Warrants | XPDI
Class of Stock [Line Items]
Warrants outstanding (in shares)									6,300,000
Executive Notes Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)												6,400,000
Exercise price of warrants (in dollars per share) | $ / shares												$ 0.84
Class of warrant or right, warrants exercised				3,200,000
Issuance of common stock - exercise of warrants (in shares)				2,900,000
Shares withheld for tax withholding obligation (in shares)			300,000
Service Providers Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)												200,000
Exercise price of warrants (in dollars per share) | $ / shares												$ 4.27
Class of warrant or right, warrants exercised				200,000
Issuance of common stock - exercise of warrants (in shares)				100,000